SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

        The Company has evaluated the effects of events subsequent to December 31, 2011, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

        In January of 2012, the Company repurchased $110.8 million of its outstanding non-recourse funding obligations. These repurchases resulted in a $35.5 million pre-tax gain for the Company.